PROSPECTUS

                                 [company logo]

                                SEPTEMBER 3, 1996
                             Revised January 1, 1997


                                    TWENTIETH
                                   CENTURY(R)
                                      GROUP

                                     Select
                                    Heritage
                                     Growth
                                      Ultra
                                      Vista

INSTITUTIONAL CLASS

                                 [front cover]

                          AMERICAN CENTURY INVESTMENTS
                                 FAMILY OF FUNDS


American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


                          AMERICAN CENTURY INVESTMENTS


      Benham Group(R)         American Century Group    Twentieth Century Group

   MONEY MARKET FUNDS         ASSET ALLOCATION &
  GOVERNMENT BOND FUNDS         BALANCED FUNDS             GROWTH FUNDS
 DIVERSIFIED BOND FUNDS    CONSERVATIVE EQUITY FUNDS    INTERNATIONAL FUNDS
  MUNICIPAL BOND FUNDS          SPECIALTY FUNDS


                                                      Select o Heritage o Growth
                                                            Ultra o Vista



                                   PROSPECTUS
                                SEPTEMBER 3, 1996
                             REVISED JANUARY 1, 1997


                           SELECT o HERITAGE o GROWTH
                                  ULTRA o VISTA

                               INSTITUTIONAL CLASS


                       AMERICAN CENTURY MUTUAL FUNDS, INC.


American Century Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Five of the funds from our Twentieth Century Group that invest primarily in equity securities are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

Each fund's shares offered in this Prospectus (the Institutional Class shares) are sold at their net asset value with no sales charges or commissions.

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies or participant-directed employer-sponsored retirement plans.

This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated September 3, 1996, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                          American Century Investments
                       4500 Main Street o P.O. Box 419385
                Kansas City, Missouri 64141-6385 o 1-800-345-3533
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-345-1833 o In Missouri: 816-753-0700
                        Internet: www.americancentury.com

Additional   information,   including  this  Prospectus  and  the  Statement  of
Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus                                                                     1


                       INVESTMENT OBJECTIVES OF THE FUNDS


AMERICAN CENTURY - TWENTIETH CENTURY
SELECT FUND

AMERICAN CENTURY - TWENTIETH CENTURY
HERITAGE FUND

The Select and Heritage funds seek capital growth. The funds intend to pursue their investment objectives by investing primarily in common stocks of companies that are considered by management to have better-than-average prospects for appreciation. As a matter of fundamental policy, 80% of the assets of Select and Heritage must be invested in securities of companies that have a record of paying dividends or have committed themselves to the payment of regular dividends, or otherwise produce income.

AMERICAN CENTURY - TWENTIETH CENTURY
GROWTH FUND

AMERICAN CENTURY - TWENTIETH CENTURY
ULTRA FUND

AMERICAN CENTURY - TWENTIETH CENTURY
VISTA FUND

The Growth, Ultra and Vista funds seek capital growth. The funds intend to pursue their investment objectives by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.


There is no assurance that the funds will achieve their respective investment objectives.


NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2    Investment Objectives                          American Century Investments


                                TABLE OF CONTENTS

Transaction and Operating Expense Table......................4
Financial Highlights.........................................5

INFORMATION REGARDING THE FUNDS

Investment Policies of the Funds............................10
   Growth Equity Funds......................................10
   Select and Heritage .....................................10
   Growth, Ultra and Vista .................................10
Other Investment Practices, Their Characteristics
   and Risks................................................11
   Foreign Securities.......................................11
   Forward Currency Exchange Contracts......................11
     Portfolio Turnover.....................................12
   Repurchase Agreements....................................12
   Derivative Securities....................................13
   Portfolio Lending........................................13
   When-Issued Securities...................................14
   Rule 144A Securities.....................................14
   Short Sales..............................................14
Performance Advertising.....................................14

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments................................16
Investing in American Century...............................16
How to Open an Account......................................16
     By Mail................................................16
     By Wire................................................16
     By Exchange............................................16
     In Person..............................................16
   Subsequent Investments...................................17
     By Mail................................................17
     By Telephone...........................................17
     By Wire................................................17
     In Person..............................................17
   Automatic Investment Plan................................17
Minimum Investment..........................................17
How to Exchange from One Account to Another ................17
     By Mail ...............................................18
     By Telephone...........................................18
How to Redeem Shares........................................18
     By Mail................................................18
     By Telephone...........................................18
     By Check-A-Month.......................................18
     Other Automatic Redemptions............................18
   Redemption Proceeds......................................18
     By Check...............................................18
     By Wire and ACH........................................18
   Special Requirements for Large Redemptions...............18
Signature Guarantee.........................................19
Special Shareholder Services................................19
     Open Order Service.....................................19
     Tax-Qualified Retirement Plans.........................19
Important Policies Regarding Your Investments...............20
Reports to Shareholders.....................................20
Customers of Banks, Broker-Dealers and
   Other Financial Intermediaries...........................21

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price.................................................22
   When Share Price Is Determined...........................22
   How Share Price Is Determined............................22
   Where to Find Information About Share Price..............23
Distributions...............................................23
Taxes.......................................................23
   Tax-Deferred Accounts....................................23
   Taxable Accounts.........................................23
Management..................................................25
   Investment Management....................................25
   Code of Ethics...........................................26
   Transfer and Administrative Services.....................26
Distribution of Fund Shares.................................27
Further Information About American Century..................27


Prospectus                                                Table of Contents    3


                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                          Select, Heritage,
                                                        Growth, Ultra, Vista

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases.......................  none
Maximum Sales Load Imposed on Reinvested Dividends............  none
Deferred Sales Load...........................................  none
Redemption Fee................................................  none
Exchange Fee..................................................  none

ANNUAL FUND OPERATING EXPENSES:
(as a percentage of net assets)

Management Fees..............................................   0.80%
12b-1 Fees....................................................  none
Other Expenses(1)............................................   0.00%
Total Fund Operating Expenses................................   0.80%

EXAMPLE

You would pay the following expenses on a           1 year       $ 8
$1,000 investment, assuming a 5% annual return      3 years       26
and redemption at the end of each time period:      5 years       44
                                                   10 years       99

(1) Other expenses, which includes the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were 0.0014 of 1% of average net assets for the most recent fiscal year.

The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The shares offered by this Prospectus are Institutional Class shares. The funds offer three other classes of shares, one of which is primarily made available to retail investors and two that are primarily made available to institutional investors. The other classes have different fee structures than the Institutional Class, resulting in different performance for those classes. For additional information about the various classes, see "Further Information About American Century," page 27.

4    Transaction and Operating Expense Table        American Century Investments

                              FINANCIAL HIGHLIGHTS
                                     SELECT

The Institutional Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.20% higher than the Institutional Class. Had the Institutional Class been in existence for the fund for the time periods presented, the fund's performance information would be higher as a result of the lower expenses.

The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.


                                       1995     1994    1993     1992     1991     1990     1989    1988     1987     1986

PER-SHARE DATA

Net Asset Value,
Beginning of Period.................. $37.67   $45.76  $39.18   $40.79   $34.19   $35.98   $27.85  $32.69   $35.40   $26.48
                                      -------  ------- -------  -------  -------  -------  ------- -------  -------  -------

Income from Investment Operations

  Net Investment Income ............. .33(1)     .40     .46      .53      .63      .62     1.10     .64      .33      .43

  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions..  4.68    (3.59)   7.94      .34     8.17    (1.29)    7.74    1.37      .80     9.01
                                      -------  ------- -------  -------  -------  -------  ------- -------  -------  -------

  Total from
  Investment Operations..............  5.01    (3.19)   8.40      .87     8.80     (.67)    8.84    2.01     1.13     9.44
                                      -------  ------- -------  -------  -------  -------  ------- -------  -------  -------

Distributions

  From Net Investment Income......... (.281)   (.432)  (.495)   (.653)   (.652)   (1.116)  (.707)  (.481)   (.380)   (.515)

  From Net Realized Gains
  on Investment Transactions......... (2.750)  (4.466) (1.313)  (1.823)  (1.551)    --       --    (6.367)  (3.462)    --

  In Excess of Net Realized Gains
  on Investment Transactions......... (.125)     --    (.016)     --       --       --       --      --       --       --
                                      -------  ------- -------  -------  -------  -------  ------- -------  -------  -------

  Total Distributions................ (3.156)  (4.898) (1.824)  (2.476)  (2.203)  (1.116)  (.707)  (6.848)  (3.842)  (.515)
                                      -------  ------- -------  -------  -------  -------  ------- -------  -------  -------

Net Asset Value, End of Period....... $39.52   $37.67  $45.76   $39.18   $40.79   $34.19   $35.98  $27.85   $32.69   $35.40
                                      =======  ======= =======  =======  =======  =======  ======= =======  =======  =======

  TOTAL RETURN(2).................... 15.02%   (7.37)% 22.20%    1.76%   27.05%   (2.03)%  32.59%   7.31%    3.47%   36.13%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets..............  1.00%    1.00%   1.00%    1.00%    1.00%    1.00%    1.00%   1.00%    1.00%    1.01%

  Ratio of Net Investment Income
  to Average Net Assets..............   .9%     1.0%    1.1%     1.4%     1.7%     1.8%     3.4%    2.2%     1.1%     1.6%

  Portfolio Turnover Rate............  106%     126%     82%      95%      84%      83%      93%    140%     123%      85%

  Average Commission Paid per
  Investment Security Traded.........  $.046   --(3)   --(3)    --(3)    --(3)    --(3)    --(3)   --(3)    --(3)    --(3)

  Net Assets, End
  of Period (in millions)............ $4,008   $4,278  $5,160   $4,534   $4,163   $2,953   $2,721  $2,367   $2,417   $1,978

(1)  Computed using average shares outstanding throughout the period.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(3)  Not computed for period indicated.


Prospectus                                             Financial Highlights    5

                              FINANCIAL HIGHLIGHTS
                                    HERITAGE

The Institutional Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.20% higher than the Institutional Class. Had the Institutional Class been in existence for the fund for the time periods presented, the fund's performance information would be higher as a result of the lower expenses.

The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.


                                              1995     1994    1993     1992     1991     1990     1989   1988(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period......................    $10.32   $11.03   $9.30    $8.59    $6.55    $8.15    $6.21   $5.00
                                             -------  ------- -------  -------  -------  -------  ------- -------

Income from Investment Operations

  Net Investment Income..................    .05(2)     .07     .07      .10      .11      .10      .08     .06

  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions......     1.96     (.21)   2.43      .72     2.04     (.94)    1.93    1.16
                                             -------  ------- -------  -------  -------  -------  ------- -------

  Total from Investment Operations.......     2.01     (.14)   2.50      .82     2.15     (.84)    2.01    1.22
                                             -------  ------- -------  -------  -------  -------  ------- -------

Distributions

  From Net Investment Income.............    (.033)   (.068)  (.093)   (.113)   (.110)   (.065)   (.066)  (.013)

  From Net Realized Gains
  on Investment Transactions.............    (.514)   (.500)  (.679)     --       --     (.691)     --      --

  In Excess of Net Realized Gains
  on Investment Transactions.............    (.030)   (.006)    --       --       --       --       --      --
                                             -------  ------- -------  -------  -------  -------  ------- -------

  Total Distributions....................    (.577)   (.574)  (.772)   (.113)   (.110)   (.756)   (.066)  (.013)
                                             -------  ------- -------  -------  -------  -------  ------- -------

Net Asset Value, End of Period...........    $11.75   $10.32  $11.03    $9.30    $8.59    $6.55    $8.15   $6.21
                                             =======  ======= =======  =======  =======  =======  ======= =======

  TOTAL RETURN(3)........................    21.04%   (1.13)% 28.64%    9.65%   33.25%  (11.62)%  32.65%  25.75%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets..................     .99%     1.00%   1.00%    1.00%    1.00%    1.00%    1.00% 1.00%(4)

  Ratio of Net Investment Income
  to Average Net Assets..................      .5%      .7%     .7%     1.1%     1.5%     1.6%     1.3%   1.4%(4)

  Portfolio Turnover Rate................     121%     136%    116%     119%     146%     127%     159%   130%(4)

  Average Commission Paid per
  Investment Security Traded.............    $ .042    --(5)   --(5)    --(5)    --(5)    --(5)    --(5)   --(5)

  Net Assets, End
  of Period (in millions)................    $1,008    $897    $702     $369     $269     $199     $117     $55

(1)  November 10, 1987 (inception) through October 31, 1988.

(2)  Computed using average shares outstanding throughout the period.

(3) Total return for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gains distributions, if any.

(4)  Annualized.

(5)  Not computed for period indicated.

6    Financial Highlights                           American Century Investments

                              FINANCIAL HIGHLIGHTS
                                     GROWTH

The Institutional Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.20% higher than the Institutional Class. Had the Institutional Class been in existence for the fund for the time periods presented, the fund's performance information would be higher as a result of the lower expenses.

The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                       1995     1994    1993     1992     1991     1990     1989    1988     1987     1986

PER-SHARE DATA

Net Asset Value,
Beginning of Period.................. $22.99   $25.27  $23.64   $22.32   $14.81   $17.44   $12.54  $15.62   $19.47   $14.16
                                      -------  ------- -------  -------  -------  -------  ------- -------  -------  -------

Income from Investment Operations
  Net Investment Income (Loss) ...... .08(1)     .06     .06     (.02)     .04      .09      .08     .30      .01      .12

  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions..  4.08      .48    1.94     1.35     8.47    (2.05)    5.14     .13     1.30     5.37
                                      -------  ------- -------  -------  -------  -------  ------- -------  -------  -------

  Total from Investment Operations...  4.16      .54    2.00     1.33     8.51    (1.96)    5.22     .43     1.31     5.49
                                      -------  ------- -------  -------  -------  -------  ------- -------  -------  -------

Distributions

  From Net Investment Income......... (.051)   (.056)    --     (.013)   (.111)   (.079)   (.320)  (.046)   (.086)   (.182)

  From Net Realized Gains
  on Investment Transactions......... (3.183)  (2.764) (.353)     --     (.891)   (.592)     --    (3.460)  (5.076)    --

  In Excess of Net Realized Gains
  on Investment Transactions......... (.040)   (.002)  (.013)     --       --       --       --      --       --       --
                                      -------  ------- -------  -------  -------  -------  ------- -------  -------  -------

  Total Distributions................ (3.274)  (2.822) (.366)   (.013)   (1.002)  (.671)   (.320)  (3.506)  (5.162)  (.182)
                                      -------  ------- -------  -------  -------  -------  ------- -------  -------  -------

Net Asset Value, End of Period....... $23.88   $22.99  $25.27   $23.64   $22.32   $14.81   $17.44  $12.54   $15.62   $19.47
                                      =======  ======= =======  =======  =======  =======  ======= =======  =======  =======

  TOTAL RETURN(2).................... 22.31%    2.66%   8.48%    5.96%   60.64%  (11.72)%  42.74%   3.18%    9.32%   39.09%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets..............  1.00%    1.00%   1.00%    1.00%    1.00%    1.00%    1.00%   1.00%    1.00%    1.01%

  Ratio of Net Investment Income
  (Loss) to Average Net Assets.......   .4%      .3%     .2%     (.1)%     .2%      .6%      .5%    2.4%      .2%      .6%

  Portfolio Turnover Rate............  141%     100%     94%      53%      69%     118%      98%    143%     114%     105%

  Average Commission Paid per
  Investment Security Traded.........  $.040   --(3)   --(3)    --(3)    --(3)    --(3)    --(3)   --(3)    --(3)    --(3)

  Net Assets, End
  of Period (in millions)............ $5,130   $4,363  $4,641   $4,472   $3,193   $1,697   $1,597  $1,229   $1,188    $965

(1)  Computed using average shares outstanding throughout the period.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(3)  Not computed for period indicated.


Prospectus                                             Financial Highlights    7

                              FINANCIAL HIGHLIGHTS
                                      ULTRA

The Institutional Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.20% higher than the Institutional Class. Had the Institutional Class been in existence for the fund for the time periods presented, the fund's performance information would be higher as a result of the lower expenses.

The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                       1995     1994    1993     1992     1991     1990     1989    1988     1987     1986

PER-SHARE DATA

Net Asset Value,
Beginning of Period.................. $21.16   $21.61  $15.46   $15.53    $7.73    $9.63    $6.86   $8.76    $9.06    $7.13
                                      -------  ------- -------  -------  -------  -------  ------- -------  -------  -------

Income from Investment Operations
  Net Investment Income  (Loss)......(.07)(1)   (.03)   (.09)    (.05)    (.03)    (.03)     .19    (.02)    (.07)     .00

  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions..  7.58     (.42)   6.24     (.02)    7.86     (.73)    2.58    1.38     (.22)    1.94
                                      -------  ------- -------  -------  -------  -------  ------- -------  -------  -------

  Total from Investment Operations...  7.51     (.45)   6.15     (.07)    7.83     (.76)    2.77    1.36     (.29)    1.94
                                      -------  ------- -------  -------  -------  -------  ------- -------  -------  -------

Distributions

  From Net Investment Income.........   --       --      --       --       --     (.196)     --      --     (.007)   (.010)

  From Net Realized Gains
  on Investment Transactions......... (.645)     --      --       --     (.028)   (.947)     --    (3.258)    --       --
                                      -------  ------- -------  -------  -------  -------  ------- -------  -------  -------

  Total Distributions................ (.645)     --      --       --     (.028)   (1.143)    --    (3.258)  (.007)   (.010)
                                      -------  ------- -------  -------  -------  -------  ------- -------  -------  -------

Net Asset Value, End of Period....... $28.03   $21.16  $21.61   $15.46   $15.53    $7.73    $9.63   $6.86    $8.76    $9.06
                                      =======  ======= =======  =======  =======  =======  ======= =======  =======  =======

  TOTAL RETURN(2).................... 36.89%   (2.08)% 39.78%   (.45)%   101.51%  (9.02)%  40.37%  19.52%   (3.23)%  27.22%


RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets..............  1.00%    1.00%   1.00%    1.00%    1.00%    1.00%    1.00%   1.00%    1.00%    1.01%

  Ratio of Net Investment Income
  (Loss) to Average Net Assets.......  (.3)%    (.1)%   (.6)%    (.4)%    (.5)%    (.3)%    2.2%    (.3)%    (.5)%     --

  Portfolio Turnover Rate............   87%      78%     53%      59%      42%     141%     132%    140%     137%      99%

  Average Commission Paid per
  Investment Security Traded.........  $.033   --(3)   --(3)    --(3)    --(3)    --(3)    --(3)   --(3)    --(3)    --(3)

  Net Assets, End
  of Period (in millions)............ $14,376  $10,344 $8,037   $4,275   $2,148    $330     $347    $258     $236     $315

(1)  Computed using average shares outstanding throughout the period.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(3)  Not computed for period indicated.


8    Financial Highlights                           American Century Investments

                              FINANCIAL HIGHLIGHTS
                                      VISTA

The Institutional Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.20% higher than the Institutional Class. Had the Institutional Class been in existence for the fund for the time periods presented, the fund's performance information would be higher as a result of the lower expenses.

The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                       1995     1994    1993     1992     1991     1990     1989    1988     1987     1986

PER-SHARE DATA

Net Asset Value,
Beginning of Period.................. $10.94   $12.24  $11.01   $10.53    $6.28    $8.74    $5.91   $5.73    $6.88    $4.68
                                      -------  ------- -------  -------  -------  -------  ------- -------  -------  -------

Income from Investment Operations
  Net Investment Income (Loss) ......(.08)(1)   (.08)   (.07)    (.04)    (.02)    (.01)    (.03)    .01     (.05)    (.02)

  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions..  4.90      .45    1.95      .52     4.27    (1.76)    2.87     .63     (.45)    2.22
                                      -------  ------- -------  -------  -------  -------  ------- -------  -------  -------

  Total from Investment Operations...  4.82      .37    1.88      .48     4.25    (1.77)    2.84     .64     (.50)    2.20
                                      -------  ------- -------  -------  -------  -------  ------- -------  -------  -------

Distributions

  From Net Investment Income.........   --       --      --       --       --       --     (.012)    --       --       --

  From Net Realized Gains
  on Investment Transactions......... (.030)   (1.663) (.641)     --       --     (.693)     --    (.462)   (.651)     --

  In Excess of Net Realized Gains
  on Investment Transactions.........   --     (.012)  (.006)     --       --       --       --      --       --       --
                                      -------  ------- -------  -------  -------  -------  ------- -------  -------  -------

  Total Distributions................ (.030)   (1.675) (.647)     --       --     (.693)   (.012)  (.462)   (.651)     --
                                      -------  ------- -------  -------  -------  -------  ------- -------  -------  -------

Net Asset Value, End of Period....... $15.73   $10.94  $12.24   $11.01   $10.53    $6.28    $8.74   $5.91    $5.73    $6.88
                                      =======  ======= =======  =======  =======  =======  ======= =======  =======  =======

  TOTAL RETURN(2).................... 44.20%    4.16%  17.71%    4.55%   67.67%  (22.17)%  48.19%  11.41%   (7.70)%  47.00%


RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets..............  .98%     1.00%   1.00%    1.00%    1.00%    1.00%    1.00%   1.00%    1.00%    1.01%

  Ratio of Net Investment Income
  (Loss) to Average Net Assets.......  (.6)%    (.8)%   (.6)%    (.4)%    (.3)%    (.1)%    (.4)%    .2%     (.7)%    (.3)%

  Portfolio Turnover Rate............   89%     111%    133%      87%      92%     103%     125%    145%     123%     121%

  Average Commission Paid per
  Investment Security Traded.........  $.033   --(3)   --(3)    --(3)    --(3)    --(3)    --(3)   --(3)    --(3)    --(3)

  Net Assets, End
  of Period (in millions)............ $1,676    $792    $847     $830     $622     $341     $264    $206     $187     $160

(1)  Computed using average shares outstanding throughout the period.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(3)  Not computed for period indicated.

Prospectus                                             Financial Highlights    9

                                     INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

GROWTH EQUITY FUNDS

All of the funds offered by this Prospectus seek capital growth by investing in securities, primarily common stocks, that meet certain fundamental and technical standards of selection (relating primarily to earnings and revenues acceleration) and have, in the opinion of the funds' manager, better-than-average potential for appreciation. So long as a sufficient number of such securities are available, the manager intends to keep the funds fully invested in these securities regardless of the movement of stock prices generally. In most circumstances, the funds' actual level of cash and cash equivalents will fluctuate between 0% and 10% of total assets with 90% to 100% of its assets committed to equity and equity equivalent investments. The funds may purchase securities only of companies that have a record of at least three years of continuous operation.

SELECT AND HERITAGE

Securities of companies chosen for the Select and Heritage funds are chosen primarily for their growth potential. Additionally, as a matter of fundamental policy, 80% of the assets of Select and Heritage must be invested in securities of companies that have a record of paying dividends, or have committed themselves to the payment of regular dividends, or otherwise produce income. The remaining 20% of fund assets may be invested in any otherwise permissible securities that the manager believes will contribute to the funds' stated investment objectives. The income payments of equity securities are only a secondary consideration; therefore, the income return that Select and Heritage provide may not be significant. Otherwise, Select and Heritage follow the same investment techniques described below for Growth, Ultra and Vista.

Since Select is one of our larger funds and Heritage is substantially smaller, Select will invest in shares of larger companies with larger share trading volume, and Heritage will tend to invest in smaller companies with smaller share trading volume. However, the two funds are not mutually exclusive, and a given security may be owned by both funds. For the reasons stated in the next section, it should be expected that Heritage will be more volatile and subject to greater short-term risk and long-term opportunity than Select.

Because of its size, and because it invests primarily in securities that pay dividends or are committed to the payment of dividends, Select may be expected to be the least volatile of the funds described in this Prospectus.

GROWTH, ULTRA AND VISTA

Management selects for the portfolios of the Growth, Ultra and Vista funds, securities of companies whose earnings and revenue trends meet management's standards of selection.

Growth generally invests in large, established companies. Ultra generally invests in medium to large size companies, while Vista invests in medium-sized and smaller companies. As of February 1, 1996, the size of the companies (as reflected by their capitalizations) held by the funds is as follows:

10   Information Regarding the Funds                American Century Investments


                                  Median Capitalization
                                    of Companies Held
---------------------------------------------------------
Growth                               $5,076,231,000
Ultra                                $3,542,263,000
Vista                                $  871,313,000
---------------------------------------------------------

The median capitalization of the companies in a given fund may change over time. In addition, the criteria outlined previously are not mutually exclusive, and a given security may be owned by more than one of the funds.

The size of companies in which a fund invests tends to give each fund its own characteristics of volatility and risk. These differences come about because developments such as new or improved products or methods, which would be relatively insignificant to a large company, may have a substantial impact on the earnings and revenues of a small company and create a greater demand and a higher value for its shares. However, a new product failure, which could readily be absorbed by a large company, can cause a rapid decline in the value of the shares of a smaller company. Hence, it could be expected that funds investing in smaller companies would be more volatile than funds investing in larger companies.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

FOREIGN SECURITIES

Each of the funds may invest an unlimited amount of its assets in the securities of foreign issuers, primarily from developed markets, when these securities meet its standards of selection. The funds may make such investments either directly in foreign securities, or by purchasing Depositary Receipts ("DRs") for foreign securities. DRs are securities listed on exchanges or quoted in the over-the-counter market in one country but represent the shares of issuers domiciled in other countries. DRs may be sponsored or unsponsored. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

Subject to their individual investment objectives and policies, the funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, and debt securities of foreign governments and their agencies. The funds will limit their purchase of debt securities to investment grade obligations.

Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

FORWARD CURRENCY EXCHANGE CONTRACTS

Some of the foreign securities held by the funds may be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars, but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be a factor in the overall performance of a fund.

To protect against adverse movements in exchange rates between currencies, the funds may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

A fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, a fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice

Prospectus                                  Information Regarding the Funds   11



is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.

When the manager believes that a particular currency may decline in value compared to the U.S. dollar, a fund may enter into forward currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A fund may not enter into a portfolio hedging transaction where it would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

Each fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that a fund will enter into portfolio hedges much less frequently than transaction hedges.

If a fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect a fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationships between the foreign currency and the U.S. dollar.

PORTFOLIO TURNOVER

The portfolio turnover rates of the funds are shown in the Financial Highlights tables on pages 5-9 of this Prospectus.

Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be anticipated.

The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the funds pay directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities

12   Information Regarding the Funds                American Century Investments


dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.

No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days.

DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment since the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are a range of risks associated with derivative investments, including:

o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.

PORTFOLIO LENDING

In order to realize additional income, each fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. Such loans may not exceed one-third of the fund's net assets taken at market. Interest on loaned securities may not exceed 10% of the annual gross income of the fund (without offset for realized capital gains). The portfolio lending policy described in this paragraph is

Prospectus                                  Information Regarding the Funds   13


a fundamental policy that may be changed only by a vote of a majority of fund shareholders.

WHEN-ISSUED SECURITIES

Each of the funds may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the funds' manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

SHORT SALES

Each fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow a fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.

PERFORMANCE ADVERTISING

From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, and yield. Performance data may be quoted separately for the Institutional Class and for the other classes offered by the funds.

Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

14   Information Regarding the Funds                American Century Investments


A quotation of yield reflects a fund's income over a stated period expressed as a percentage of the fund's share price.

Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.

The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index and the Dow Jones Industrial Average. Fund performance may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Prospectus                                  Information Regarding the Funds   15



                               HOW TO INVEST WITH
                          AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

The  funds  offered  by  this  Prospectus  are a part  of the  American  Century
Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-3533 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY

The following section explains how to invest with American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

If you own or are considering purchasing fund shares through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Minimum Investment," page 17 and "Customers of Banks, Broker-Dealers and Other Financial Intermediaries," page 21.

HOW TO OPEN AN ACCOUNT

To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

You may invest in the following ways:

BY MAIL

Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

You may make your initial investment by wiring funds. To do so, call us or mail a completed application and provide your bank with the following information:

o RECEIVING BANK AND ROUTING NUMBER:
  Commerce Bank, N.A. (101000019)

o BENEFICIARY (BNF):
  American Century Services Corporation
  4500 Main St., Kansas City, Missouri 64111

o BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
  2804918

o REFERENCE FOR BENEFICIARY (RFB):
  American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

o ORIGINATOR TO BENEFICIARY (OBI):
  Name and address of owner of account into which you are investing.

o BANK TO BANK INFORMATION
  (BBI OR FREE FORM TEXT):

     o    Taxpayer identification or Social Security number

     o If more than one account, account numbers and amount to be invested in each account.

     o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA or SARSEP-IRA.

BY EXCHANGE

Call 1-800-345-3533 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See page 17 for more information on exchanges.

IN PERSON

If you prefer to work with a representative in person, please visit one of our Investors Centers, located at:

4500 Main Street
Kansas City, Missouri 64111

1665 Charleston Road
Mountain View, California 94043

2000 S. Colorado Blvd.
Denver, Colorado 80222

16 How to Invest with American Century Investments  American Century Investments


SUBSEQUENT INVESTMENTS

Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments:
$250 for checks submitted without the remittance portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

When making subsequent investments, enclose your check with the remittance portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Institutional Service Representative or use our Automated Information Line.

BY WIRE

You  may  make  subsequent   investments  by  wire.  Follow  the  wire  transfer
instructions on page 16 and indicate your account number.

IN PERSON

You may make subsequent investments in person at one of our Investors Centers. The locations of our three Investors Centers are listed on page 16.

AUTOMATIC INVESTMENT PLAN

You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Institutional Service Representatives.

MINIMUM INVESTMENT

The  minimum   investment  is  $5  million  ($3  million  for   endowments   and
foundations). If you invest with us through a bank, broker-dealer or other financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class shares.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed the same day it is received, if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 22.

For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

If, in any 90-day period, the total of your exchanges and your redemptions from any one account exceeds the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements to comply with our policy on large redemptions. See "Special Requirements for Large Redemptions," page 18.

Prospectus                  How to Invest with American Century Investments   17


BY MAIL

You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

You can make exchanges over the telephone if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling one of our Institutional Service Representatives at 1-800-345-3533 to get the appropriate form.

HOW TO REDEEM SHARES

We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received. For large redemptions, please read "Special Requirements for Large Redemptions," this page.

Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 19.

BY TELEPHONE

If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Institutional Service Representative.

BY CHECK-A-MONTH

You may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

You may elect to make redemptions automatically by authorizing us to send funds to you or to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Institutional Service Representatives.

REDEMPTION PROCEEDS

Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund make certain redemptions in cash. This requirement to pay redemptions in cash applies to situations where one shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right under unusual circumstances to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided without prior notice.

18 How to Invest with American Century Investments  American Century Investments


If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

Despite the funds' right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

SIGNATURE GUARANTEE

To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee would be required when:

o    redeeming more than $25,000; or

o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

Our special shareholder services include:

OPEN ORDER SERVICE

Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

Each fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

o    Individual Retirement Accounts (IRAs);

o    403(b)plans   for  employees  of  public  school   systems  and  non-profit
     organizations; or

Prospectus                  How to Invest with American Century Investments   19


o    Profit  sharing  plans  and  pension  plans  for   corporations  and  other
     employers.

You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

(1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

(2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

(3) Shares being acquired must be qualified for sale in your state of residence.

(4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

(5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

(6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

(7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

(8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

(9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

(10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly.

20 How to Invest with American Century Investments  American Century Investments


Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully as they will help you understand your fund.

CUSTOMERS OF BANKS, BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARIES

Information  contained in our Investor  Services Guide pertains to  shareholders
who  invest  directly  with  American   Century  rather  than  through  a  bank,
broker-dealer or other financial intermediary.

If you own or are considering purchasing fund shares through a bank, broker-dealer, or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your financial intermediary.

Prospectus                  How to Invest with American Century Investments   21

                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds except the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset value for the Target Maturities is determined one hour prior to the close of the Exchange.

Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares of a fund received by us or our agents before the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

Investments are considered received only when payment is received by us. Wired funds are considered received the day they are deposited in our bank account if they are deposited before the net asset value is determined.

Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

Investment and transaction instructions received by us on any business day by mail before the net asset value is determined, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

If you invest in fund shares through a bank, financial advisor or other financial intermediary, it is the responsibility of your financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

The valuation of assets for determining net asset value may be summarized as follows:

The portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then exchanged to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock

22   Additional Information You Should Know         American Century Investments


Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

The net asset values of the Investor Class of the funds are published in leading newspapers daily. The net asset value of the Institutional Class of each fund may be obtained by calling us.

DISTRIBUTIONS

In general, distributions from net investment income and net realized securities gains, if any, are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. Distributions from investment income and from net profits realized on the sale of securities, if any, will be declared annually on or before December 31.

THE OBJECTIVE OF THESE FUNDS IS CAPITAL APPRECIATION AND NOT THE PRODUCTION OF DISTRIBUTIONS. YOU SHOULD MEASURE THE SUCCESS OF YOUR INVESTMENT BY THE VALUE OF YOUR INVESTMENT AT ANY GIVEN TIME AND NOT BY THE DISTRIBUTIONS YOU RECEIVE.

For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

Because such gains and dividends are included in the value of your shares prior to distribution, when they are distributed the value of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income tax.

TAX-DEFERRED ACCOUNTS

If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan (excluding participant-directed employer-sponsored retirement plans, which are ineligible to invest in Institutional Class shares), income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account on a tax-deferred basis.

TAXABLE ACCOUNTS

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless

Prospectus                           Additional Information You Should Know   23


of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

If more than 50% of the value of a fund's total assets at the end of each quarter of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies, capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund may also be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders.

Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains. See "Distributions," page 23.

In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

If you have not complied with certain provisions of the Internal Revenue Code, we or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund

24   Additional Information You Should Know         American Century Investments


shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

In June 1995, American Century Companies, Inc. ("ACC"), the parent of the manager, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment advisor to the Benham Group of mutual funds, became a wholly owned subsidiary of ACC. Certain employees of BMC provide investment management services to funds managed by the manager, while certain employees of the manager provide investment management services to funds managed by BMC.

The manager supervises and manages the investment portfolios of the funds and directs the purchase and sale of their investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the funds' portfolios as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.

The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:

JAMES E. STOWERS III, President and Portfolio Manager, joined American Century in 1981. He is a member of the teams that manage Select and Ultra.

CHARLES M. DUBOC, Senior Vice President and Portfolio Manager, joined American Century in August 1985, and served as Fixed Income Portfolio Manager from that time until April 1993. In April 1993, Mr. Duboc joined American Century's equity investment efforts. He is a member of the team that manages Select.

CHRISTOPHER K. BOYD, Vice President and Portfolio Manager, joined American Century in March 1988 as an Investment Analyst, a position he held until December 1990. At that time he was promoted to Assistant Portfolio Manager, and then was promoted to Portfolio Manager in December 1992. He is a member of the team that manages Growth.

GLENN A. FOGLE, Vice President and Portfolio Manager, joined American Century in September 1990 as an Investment Analyst, a position he held until March 1993. At that time he was promoted to Portfolio Manager. He is a member of the team that manages Vista.

NANCY B. PRIAL, Vice President and Portfolio Manager, joined American Century in February 1994 as a Portfolio Manager. For more than four years prior to joining American Century, Ms. Prial served as Senior Vice President and Portfolio Manager at Frontier Capital Management Company, Boston, Massachusetts. She is a member of the team that manages Heritage.

KEVIN M. LEWIS, Portfolio Manager, joined American Century in October 1995. Prior to that he served as a Portfolio Manager for Virtus Capital Management, Richmond, Virginia, from January 1995 to October 1995. Prior to that, he was a Portfolio Manager for Signet Trust Company, Richmond, Virginia. Mr. Lewis is a member of the team that manages Heritage.

JOHN D. SEITZER, Portfolio Manager, joined American Century in June 1993 as an Investment Analyst, a position he held until July 1996. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Seitzer attended Indiana University from August 1991 to June 1993, where he obtained his MBA degree. Mr. Seitzer is a member of the team that manages Vista.

Prospectus                           Additional Information You Should Know   25

BRUCE A. WIMBERLY, Portfolio Manager, joined American Century in September 1994 as an Investment Analyst, a position he held until July 1996. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Wimberly attended Kellogg Graduate School of Management, Northwestern University from August 1992 to August 1994, where he obtained his MBA degree. Prior to that he served as a Research Analyst for Frontier Capital Management Company, Boston, Massachusetts. Mr. Wimberly is a member of the team that manages Ultra.

JEAN LEDFORD, Portfolio Manager, joined American Century in January 1997 as a Portfolio Manager. Prior to joining American Century, Ms. Ledford worked for the State of Wisconsin Investment Board as an Investment Director from 1994 to 1996 and as an Assistance Investment Director from 1983 to 1994. Ms.
Ledford is a member of the team that manages Select.

The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

For the services provided to the Institutional Class of the funds, the manager receives an annual fee of 0.80% of the average net assets of each of the funds.

On the first business day of each month, each series of shares pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the series' net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds, and is paid for such services by the manager.

Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the funds as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs.

Although there is no sales charge levied by the funds, transactions in shares of the funds may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

The manager and transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

26   Additional Information You Should Know         American Century Investments


DISTRIBUTION OF FUND SHARES

The funds' shares are distributed by American Century Investment Services, Inc., broker-dealer and an affiliate of the manager. The manager pays all expenses for promoting sales of, and distributing the fund shares offered by this Prospectus. The Institutional Class of shares does not pay any commissions or other fees to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

American Century Mutual Funds, Inc., the issuer of the funds, was organized as a Maryland corporation on July 2, 1990. The corporation commenced operations on February 28, 1991, the date it merged with Twentieth Century Investors, Inc., a Delaware corporation which had been in business since October 1958. Pursuant to the terms of the Agreement and Plan of Merger dated July 27, 1990, the Maryland corporation was the surviving entity and continued the business of the Delaware corporation with the same officers and directors, the same shareholders and the same investment objectives, policies and restrictions.

The principal office of the funds is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 1-800-345-3533 (international calls:
816-531-5575).

American Century Mutual Funds, Inc. issues 17 series of $.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

American  Century  offers  four  classes  of each of the funds  offered  by this
Prospectus: an Investor Class, an Institutional Class, a Service Class, and the Advisor Class. The shares offered by this Prospectus are Institutional Class shares and have no up-front charges, commissions, or 12b-1 fees.

The Investor Class is primarily made available to retail investors. The Service Class and Advisor Class are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Institutional Class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call one of our Investor Services Representatives at 1-800-345-2021. For information concerning the Service or Advisor classes of shares not offered by this Prospectus, call one of our Institutional Service Representatives at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' by laws, the holders of shares representing at least 10% of the votes entitled to be cast may request a fund to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

Prospectus                           Additional Information You Should Know   27


WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

28   Additional Information You Should Know         American Century Investments


                                      NOTES

Prospectus                                                            Notes   29


P.O. Box 419385
Kansas City, Missouri
64141-6385

Person-to-person assistance:
1-800-345-3533 or 816-531-5575

Telecommunications Device for the Deaf:
1-800-345-1833 or 816-753-0700

Fax: 816-340-4655

Internet: www.americancentury.com

9701                [recycled logo]
SH-BKT-6573            Recycled

                                 [company logo]
                                    American
                                  Century(sm)








                                   PROSPECTUS

                                 [company logo]
                                    American
                                  Century(sm)

                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

                                    AMERICAN
                                    CENTURY
                                     GROUP

                                    Balanced

INSTITUTIONAL CLASS

                                 [front cover]


AMERICAN CENTURY INVESTMENTS
FAMILY OF FUNDS

     American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                          AMERICAN CENTURY INVESTMENTS

BENHAM GROUP(R)          AMERICAN CENTURY GROUP       TWENTIETH CENTURY(R) GROUP

MONEY MARKET FUNDS          ASSET ALLOCATION &               GROWTH FUNDS
GOVERNMENT BOND FUNDS         BALANCED FUNDS              INTERNATIONAL FUNDS
DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
MUNICIPAL BOND FUNDS         SPECIALTY FUNDS

                                Balanced

                              [inside front cover]


                                   PROSPECTUS
                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

                                    Balanced

                              INSTITUTIONAL CLASS

                      AMERICAN CENTURY MUTUAL FUNDS, INC.

     American Century Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. One of the funds that seeks capital growth and current income is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

     The fund's shares offered in this Prospectus (the Institutional Class) are sold at their net asset value with no sales charges or commissions.

     The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, endowments, foundations and financial advisors that meet the fund's minimum investment requirement. Institutional Class shares are not available for purchase by insurance companies or participant-directed employer-sponsored retirement plans.

     This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated September 3, 1996, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference.
To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P.O. Box 419385
               Kansas City, Missouri 64141-6385 o 1-800-345-3533
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-345-1833 o In Missouri: 816-753-0700
                       Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                     1


                        INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY BALANCED FUND

     The Balanced fund seeks capital growth and current income. It is management's intention to maintain approximately 60% of the fund's assets in common stocks that are considered by management to have better-than-average prospects for appreciation and the remainder in bonds and other fixed income securities.

     There is no assurance that the fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2    Investment Objective                           American Century Investments


TABLE OF CONTENTS

Transaction and Operating Expense Table ..............................4
Financial Highlights .................................................5

INFORMATION REGARDING THE FUND

Investment Policies of the Fund ......................................6
   Investment Approach ...............................................6
   Equity Investments ................................................6
   Fixed Income Investments ..........................................6
Other Investment Practices, Their Characteristics and Risks ..........7
   Foreign Securities ................................................7
   Forward Currency Exchange Contracts ...............................7
   Portfolio Turnover ................................................8
   Repurchase Agreements .............................................8
   Derivative Securities .............................................9
   Portfolio Lending .................................................9
   When-Issued Securities ............................................9
   Rule 144A Securities .............................................10
   Short Sales ......................................................10
Performance Advertising .............................................10

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments ........................................12
Investing in American Century .......................................12
How to Open an Account ..............................................12
     By Mail ........................................................12
     By Wire ........................................................12
     By Exchange ....................................................12
     In Person ......................................................12
   Subsequent Investments ...........................................13
     By Mail ........................................................13
     By Telephone ...................................................13
     By Wire ........................................................13
     In Person ......................................................13
   Automatic Investment Plan ........................................13
Minimum Investment ..................................................13
How to Exchange from One Account to Another .........................13
     By Mail ........................................................14
     By Telephone ...................................................14
How to Redeem Shares ................................................14
     By Mail ........................................................14
     By Telephone ...................................................14
     By Check-A-Month ...............................................14
     Other Automatic Redemptions ....................................14
   Redemption Proceeds ..............................................14
     By Check .......................................................14
     By Wire and ACH ................................................14
   Special Requirements for Large Redemptions .......................14
Signature Guarantee .................................................15
Special Shareholder Services ........................................15
     Open Order Service .............................................15
     Tax-Qualified Retirement Plans .................................16
Important Policies Regarding Your Investments .......................16
Reports to Shareholders .............................................17
Customers of Banks, Broker-Dealers
   and Other Financial Intermediaries ...............................17

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price .........................................................18
   When Share Price Is Determined ...................................18
   How Share Price Is Determined ....................................18
   Where to Find Information About Share Price ......................19
Distributions .......................................................19
Taxes ...............................................................19
   Tax-Deferred Accounts ............................................19
   Taxable Accounts .................................................19
Management ..........................................................21
   Investment Management ............................................21
   Code of Ethics ...................................................21
   Transfer and Administrative Services .............................22
Distribution of Fund Shares .........................................22
Further Information About American Century ..........................22

Prospectus                                                Table of Contents    3


TRANSACTION AND OPERATING EXPENSE TABLE

                                                                   Balanced

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases .............................none
Maximum Sales Load Imposed on Reinvested Dividends ..................none
Deferred Sales Load .................................................none
Redemption Fee ......................................................none
Exchange Fee ........................................................none

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):

Management Fees .....................................................0.80%
12b-1 Fees ..........................................................none
Other Expenses(1) ...................................................0.00%
Total Fund Operating Expenses .......................................0.80%

EXAMPLE:

You would pay the following expenses on a                 1 year     $  8
$1,000 investment, assuming a 5% annual return and       3 years       26
redemption at the end of each time period:               5 years       44
                                                        10 years       99

(1) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were 0.0014 of 1% of average net assets for the most recent fiscal year.

     The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of Balanced offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The shares offered by this Prospectus are Institutional Class shares. The fund offers three other classes of shares, one of which is primarily made available to retail investors and two that are primarily made available to institutional investors. The other classes have different fee structures than the Institutional Class, resulting in different performance for those classes. For additional information about the various classes, see "Further Information About American Century," page 22.

4    Transaction and Operating Expense Table        American Century Investments


FINANCIAL HIGHLIGHTS

BALANCED

     The Institutional Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.20% higher than the Institutional Class. Had the Institutional Class been in existence for the fund for the time periods presented, the fund's performance information would be higher as a result of the lower expenses.

     The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                                         1995      1994      1993     1992      1991      1990      1989   1988(1)

PER-SHARE DATA
Net Asset Value, Beginning of Period ................  $15.94    $16.52    $14.89   $15.11    $10.89    $11.84    $10.13    $10.22
                                                      -------   -------   -------  -------   -------   -------   -------   -------
Income from Investment Operations

   Net Investment Income ............................  .48(2)       .42       .38      .33       .38       .41       .37       .01

   Net Realized and Unrealized Gains (Losses)
      on Investment Transactions ....................    2.03     (.58)      1.62    (.23)      4.22     (.62)      1.71     (.10)
                                                      -------   -------   -------  -------   -------   -------   -------   -------
   Total from Investment Operations .................    2.51     (.16)      2.00      .10      4.60     (.21)      2.08     (.09)
                                                      -------   -------   -------  -------   -------   -------   -------   -------
Distributions

   From Net Investment Income .......................  (.475)    (.416)    (.375)   (.322)    (.384)    (.417)    (.372)        --

   From Net Realized Gains
      on Investment Transactions ....................  (.274)        --        --       --        --    (.320)        --        --
                                                      -------   -------   -------  -------   -------   -------   -------   -------
   Total Distributions ..............................  (.749)    (.416)    (.375)   (.322)    (.384)    (.737)    (.372)        --
                                                      -------   -------   -------  -------   -------   -------   -------   -------
Net Asset Value, End of Period ......................  $17.70    $15.94    $16.52   $14.89    $15.11    $10.89    $11.84    $10.13
                                                      =======   =======   =======  =======   =======   =======   =======   =======
   Total Return(3) ..................................  16.36%    (.93)%    13.64%     .63%    42.92%   (2.10)%    20.94%    (.88)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets ...    .98%     1.00%     1.00%    1.00%     1.00%     1.00%     1.00%  1.00%(4)

Ratio of Net Investment
   Income to Average Net Assets .....................    2.9%      2.7%      2.4%     2.4%      3.1%      3.8%      4.2%   4.4%(4)

Portfolio Turnover Rate .............................     85%       94%       95%     100%      116%      104%      171%    99%(4)

Average Commission Paid per
   Investment Security Traded .......................   $.039     --(5)     --(5)    --(5)     --(5)     --(5)     --(5)     --(5)

Net Assets, End of Period (in millions) .............    $816      $704      $706     $654      $255       $66       $30        $3

(1)  October 20, 1988 (inception) through October 31, 1988.

(2)  Computed using average shares outstanding throughout the period.

(3) Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gains distributions, if any.

(4)  Annualized.

(5)  Not computed for period indicated.

Prospectus                                             Financial Highlights    5


INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

     The fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

INVESTMENT APPROACH

     The manager intends to invest approximately 60% of the fund's assets in equity securities, while the remainder will be invested in bonds and other fixed income securities. A description of the investment style for each class of investment follows.

EQUITY INVESTMENTS

     With the equity portion of the Balanced portfolio, the manager seeks capital growth by investing in securities, primarily common stocks, that meet certain fundamental and technical standards of selection (relating primarily to earnings and revenues acceleration) and have, in the opinion of the manager, better-than-average potential for appreciation. So long as a sufficient number of such securities are available, the manager intends to keep the equity portion of Balanced fully invested in these securities regardless of the movement of stock prices generally. The fund may purchase securities only of companies that have a record of at least three years continuous operation.

     The manager selects, for the equity portion of the portfolio, securities of companies whose earnings and revenue trends meet management's standards of selection. The size of the companies in which a fund invests tends to give it its own characteristics of volatility and risk. These differences come about because developments such as new or improved products or methods, which would be relatively insignificant to a large company, may have a substantial impact on the earnings and revenues of a small company and create a greater demand and a higher value for its shares. However, a new product failure which could readily be absorbed by a large company can cause a rapid decline in the value of the shares of a smaller company. Hence, it could be expected that the volatility of the fund will be impacted by the size of companies in which it invests.

FIXED INCOME INVESTMENTS

     The manager intends to maintain approximately 40% of the fund's assets in fixed income securities with a minimum of 25% of that amount in fixed income senior securities. The fixed income securities in the fund will be chosen based on their level of income production and price stability. The fund may invest in a diversified portfolio of debt and other fixed-rate securities payable in United States currency. These may include obligations of the U.S. government, its agencies and instrumentalities; corporate securities (bonds, notes, preferreds and convertible issues), and sovereign government, municipal, mortgage-backed and other asset-backed securities.

     There are no maturity restrictions on the fixed income securities in which the fund invests. Under normal market conditions the weighted average portfolio maturity for the fixed income portfolio will be in the three- to 10-year range. The manager will actively manage the portfolio, adjusting the weighted average portfolio maturity in response to expected changes in interest rates. During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices rising, a longer weighted average portfolio maturity may be adopted.

     It is the manager's intention to invest the fund's fixed income holdings in high-grade securities. At least 80% of fixed income assets will be invested in securities which at the time of purchase are rated

6    Information Regarding the Fund                 American Century Investments


within the three highest categories by a nationally recognized statistical rating organization [at least A by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corp. (S&P)].

     The remaining portion of the fixed income assets may be invested in issues in the fourth highest category (Baa by Moody's or BBB by S&P), or, if not rated, are of equivalent investment quality as determined by the manager and which, in the opinion of the manager, can contribute meaningfully to the fund's results without compromising its objectives. Such issues might include a lower-rated issue where research suggests the likelihood of a rating increase; or a convertible issue of a company deemed attractive by the equity management team. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

FOREIGN SECURITIES

     The fund may invest an unlimited amount of its assets in the securities of foreign issuers, primarily from developed markets, when these securities meet its standards of selection. The fund may make such investments either directly in foreign securities, or by purchasing Depositary Receipts ("DRs") for foreign securities. DRs are securities listed on exchanges or quoted in the over-the-counter market in one country but represent the shares of issuers domiciled in other countries. DRs may be sponsored or unsponsored. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

     The fund may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, and debt securities of foreign governments and their agencies. The fund will limit its purchase of debt securities to investment grade obligations.

     Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

FORWARD CURRENCY EXCHANGE CONTRACTS

     Some of the foreign securities held by the fund may be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars, but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of the fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be a factor in the overall performance of the fund.

     To protect against adverse movements in exchange rates between currencies, the fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

     The fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

     By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." The fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.

     When the manager believes that a particular currency may decline in value compared to the U.S.

Prospectus                                   Information Regarding the Fund    7


dollar, the fund may enter into forward currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The fund may not enter into a portfolio hedging transaction where it would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

     The fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that the fund will enter into portfolio hedges much less frequently than transaction hedges.

     If the fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of the fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

     Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationships between the foreign currency and the U.S. dollar.

PORTFOLIO TURNOVER

     The portfolio turnover rate of the fund is shown in the Financial Highlights table on page 5 of this Prospectus.

     Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be anticipated.

     The portfolio turnover of the fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the fund pays directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by the fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

     The fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the fund.

     A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

     Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

     The fund will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the fund's Board of Directors.

     The fund will invest no more than 15% of its assets in repurchase agreements maturing in more than seven days.

8    Information Regarding the Fund                 American Century Investments


DERIVATIVE SECURITIES

     To the extent permitted by its investment objectives and policies, the fund may invest in securities that are commonly referred to as "derivative"
securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

     Some  "derivatives"  such  as   mortgage-related   and  other  asset-backed
securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

     There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

     The fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment since the funds may not invest in oil and gas leases or futures.

     The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

     There are a range of risks associated with derivative investments, including:

o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

     The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.

PORTFOLIO LENDING

     In order to realize additional income, the fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. Such loans may not exceed one-third of the fund's net assets taken at market. Interest on loaned securities may not exceed 10% of the annual gross income of the fund (without offset for realized capital gains). The portfolio lending policy described in this paragraph is a fundamental policy that may be changed only by a vote of a majority of the fund's shareholders.

WHEN-ISSUED SECURITIES

     The fund may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur

Prospectus                                   Information Regarding the Fund    9


15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for the fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

     The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

     With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the fund has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

     Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and the fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on the fund's liquidity. The fund may not invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

SHORT SALES

     The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

     The fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.

PERFORMANCE ADVERTISING

     From time to time, the fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return, and yield. Performance data may be quoted separately for the Institutional Class and for the other classes offered by the fund.

     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

     A quotation of yield reflects a fund's income over a stated period expressed as a percentage of the fund's share price.

     Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

10   Information Regarding the Fund                 American Century Investments


     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, the fund's yield may not equal the income paid on your shares or the income reported in the fund's financial statements.

     The fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index and the Dow Jones Industrial Average. Fund performance may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

     All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Prospectus                                   Information Regarding the Fund   11


HOW TO INVEST WITH
AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

     The fund offered by this Prospectus is a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-3533 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY

     The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

     If you own or are considering purchasing fund shares through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Minimum Investment," page 13 and "Customers of Banks, Broker-Dealers and Other Financial Intermediaries," page 17.

HOW TO OPEN AN ACCOUNT

     To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

     You may invest in the following ways:

BY MAIL

     Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

     You may make your initial  investment by wiring funds. To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

o    RECEIVING BANK AND ROUTING NUMBER:
     Commerce Bank, N.A. (101000019)

o    BENEFICIARY (BNF):
     American Century Services Corporation
     4500 Main St., Kansas City, Missouri 64141

o    BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
     2804918

o    REFERENCE FOR BENEFICIARY (RFB):
     American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

o    ORIGINATOR TO BENEFICIARY (OBI):
     Name and address of owner of account into which you are investing.

o    BANK TO BANK INFORMATION
     (BBI OR FREE FORM TEXT):

     o   Taxpayer identification or Social Security number.

     o If more than one account, account numbers and amount to be invested in each account.

     o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA or SARSEP-IRA.

BY EXCHANGE

     Call 1-800-345-3533 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See page 13 for more information on exchanges.

IN PERSON

     If you prefer to work with a representative in person, please visit one of our Investors Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111

12 How to Invest with American Century Investments  American Century Investments


     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

     Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the remittance portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

     When making subsequent investments, enclose your check with the remittance portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

     Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Institutional Service Representative.

BY WIRE

     You may make subsequent investments by wire. Follow the wire transfer instructions on page 12 and indicate your account number.

IN PERSON

     You may make subsequent investments in person at one of our Investors Centers. The locations of our three Investors Centers are listed on pages 12 and 13.

AUTOMATIC INVESTMENT PLAN

     You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Institutional Service Representatives.

MINIMUM INVESTMENT

     The minimum investment is $5 million ($3 million for endowments and foundations). If you invest with us through a bank, broker-dealer or other financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class shares.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

     As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed the same day it is received, if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 18.

     For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

     If, in any 90-day period, the total of your exchanges and your redemptions from any one account exceeds the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements

Prospectus                  How to Invest with American Century Investments   13


to comply with our policy on large redemptions. See "Special Requirements for Large Redemptions," this page.

BY MAIL

     You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

     You can make exchanges over the telephone if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling one of our Institutional Service Representatives at 1-800-345-3533 to get the appropriate form.

HOW TO REDEEM SHARES

     We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received. For large redemptions, please read "Special Requirements for Large Redemptions," this page.

     Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

     Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 15.

BY TELEPHONE

     If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Institutional Service Representative.

BY CHECK-A-MONTH

     You may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

     You may elect to make redemptions automatically by authorizing us to send funds to you or to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Institutional Service Representatives.

REDEMPTION PROCEEDS

     Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

     Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

     Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

     You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

     Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

     We have elected to be governed by Rule18f-1 under the Investment Company Act, which obligates the fund make certain redemptions in cash. This requirement to pay redemptions in cash applies to situations where one shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right under unusual circumstances to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

14 How to Invest with American Century Investments  American Century Investments


     If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided without prior notice.

     If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

     Despite the fund's right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless the fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

SIGNATURE GUARANTEE

     To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee would be required when:

     o    redeeming more than $25,000; or

     o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

     You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

     For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

     We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

     We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

     Our special shareholder services include:

OPEN ORDER SERVICE

     Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

     If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

     Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

Prospectus                  How to Invest with American Century Investments   15


TAX-QUALIFIED RETIREMENT PLANS

     This fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

     o    Individual Retirement Accounts (IRAs);

     o 403(b) plans for employees of public school systems and non-profit organizations; or

     o Profit sharing plans and pension plans for corporations and other employers.

     You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

     Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

(1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

(2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

(3) Shares being acquired must be qualified for sale in your state of residence.

(4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

(5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

(6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

(7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

(8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

(9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

(10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

     At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

16 How to Invest with American Century Investments  American Century Investments


     With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

     Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

     No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

     Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully as they will help you understand your fund.

CUSTOMERS OF BANKS, BROKER-DEALERS
AND OTHER FINANCIAL INTERMEDIARIES

     Information   contained  in  our  Investor   Services   Guide  pertains  to
shareholders who invest directly with American Century rather than through a bank, broker-dealer or other financial intermediary.

     If you own or are considering purchasing fund shares through a bank, broker-dealer or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

     You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your financial intermediary.

Prospectus                  How to Invest with American Century Investments   17


ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds except the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset value for the Target Maturities is determined one hour prior to the close of the Exchange.

     Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares of a fund received by us or our agents before the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the net asset value is determined.

     Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

     Investment and transaction instructions received by us on any business day by mail before the net asset value is determined, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

     If you invest in fund shares through a bank, financial advisor or other financial intermediary, it is the responsibility of your financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangements with the fund or the fund's distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:

     The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

     The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then exchanged to dollars at the prevailing foreign exchange rate.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock

18   Additional Information You Should Know         American Century Investments


Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

     The net asset value of the Investor Class of the fund is published in leading newspaper daily. The net asset value of the Institutional Class may be obtained by calling us.

DISTRIBUTIONS

     Distributions from net investment income are declared and paid quarterly. Distributions from net realized securities gains, if any, are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.

     For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 59 1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

     A distribution on shares of the fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

     Because such gains and dividends are included in the value of your shares prior to distribution, when they are distributed the value of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

     The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income tax.

TAX-DEFERRED ACCOUNTS

     If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan (excluding participant-directed employer-sponsored retirement plans, which are ineligible to invest in Institutional Class shares), income and capital gains distributions paid by the fund will generally not be subject to current taxation, but will accumulate in your account on a tax-deferred basis.

TAXABLE ACCOUNTS

     If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

     Dividends and interest received by the fund on foreign securities may give rise to withholding and other

Prospectus                           Additional Information You Should Know   19


taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by the fund will reduce its dividends.

     If more than 50% of the value of the fund's total assets at the end of each quarter of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you.

     If the fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies, capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund may also be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders.

     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

     In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

     Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

     If you have not complied with certain provisions of the Internal Revenue Code, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

     Redemption of shares of the fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

20   Additional Information You Should Know         American Century Investments


MANAGEMENT

INVESTMENT MANAGEMENT

     Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the investment manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment services to investment companies and institutional clients, since it was founded in 1958.

     In June 1995, American Century Companies, Inc. ("ACC"), the parent of the manager, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment advisor to the Benham Group of mutual funds, became a wholly owned subsidiary of ACC. Certain employees of BMC provide investment management services to funds managed by the manager, while certain employees of the manager provide investment management services to funds managed by BMC.

     The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as it deems appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the fund as necessary between team meetings.

     The portfolio manager members of the team managing Balanced and their work experience for the last five years are as follows:

     JAMES E. STOWERS III, President and Portfolio Manager, joined American Century in 1981. He is a member of the team that manages the equity portion of Balanced.

     BRUCE A. WIMBERLY, Portfolio Manager, joined American Century in September 1994 as an Investment Analyst, a position he held until July 1996. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Wimberly attended Kellogg Graduate School of Management, Northwestern University from August 1992 to August 1994, where he obtained his MBA degree. Prior to that he served as a Research Analyst for Frontier Capital Management Company, Boston, Massachusetts. Mr. Wimberly is a member of the team that manages the equity portion of Balanced.

     NORMAN E. HOOPS, Senior Vice President and Fixed Income Portfolio Manager, joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He is a member of the team that manages the fixed income portion of Balanced.

     JEFFREY L. HOUSTON, Portfolio Manager, has worked for American Century since November 1990. He is a member of the team that manages the fixed income portion of Balanced.

     The activities of the manager are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

     For the services provided to the Institutional Class of the fund, the manager receives an annual fee of 0.80% of the average net assets of the fund.

     On the first business day of each month, the fund pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the series' net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

     The fund and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolio obtain preclearance before executing personal trades.

Prospectus                           Additional Information You Should Know   21


With respect to portfolio managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund, and is paid for such services by the manager.

     Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the fund as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs.

     Although there is no sales charge levied by the fund, transactions in shares of the fund may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the fund or the investment manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

     The manager and transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the fund's Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

     The fund's shares are distributed by American Century Investment Services, Inc., a registered broker-dealer and an affiliate of the manager. The manager pays all expenses for promoting sales of, and distributing the fund shares offered by this Prospectus. The Institutional Class of shares does not pay any commissions or other fees to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century Mutual Funds, Inc., issuer of the fund, was organized as a Maryland corporation on July 2, 1990. The corporation commenced operations on February 28, 1991, the date it merged with Twentieth Century Investors, Inc., a Delaware corporation which had been in business since October 1958. Pursuant to the terms of the Agreement and Plan of Merger dated July 27, 1990, the Maryland corporation was the surviving entity and continued the business of the Delaware corporation with the same officers and directors, the same shareholders and the same investment objectives, policies and restrictions.

     The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 1-800-345-3533 (international calls: 816-531-5575).

     American Century Mutual Funds, Inc. issues 17 series of $.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

     American Century offers four classes of the fund: an Investor Class, an Institutional Class, a Service Class, and the Advisor Class. The shares offered by this Prospectus are Institutional Class shares and have no up-front charges, commissions, or 12b-1 fees.

     The Investor Class is primarily made available to retail investors. The Service Class and Advisor Class are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through

22   Additional Information You Should Know         American Century Investments


banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Institutional Class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call one of our Investor Services Representatives at 1-800-345-2021. For information concerning the Service or Advisor Classes of shares, call one of our Institutional Service Representatives at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

     Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

     Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

     Unless required by the Investment Company Act, it will not be necessary for the fund to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the fund's bylaws, the holders of shares representing at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

Prospectus                           Additional Information You Should Know   23


                                     NOTES

24   Notes                                          American Century Investments


                                     NOTES

Prospectus                                                            Notes   25


P.O. Box 419385
Kansas City, Missouri
64141-6385

Person-to-person assistance:
1-800-345-3533 or 816-531-5575

Telecommunications Device for the Deaf:
1-800-345-1833 or 816-753-0700

Fax: 816-340-4655

Internet: www.americancentury.com

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